Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 13, 2012
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDEAX
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDECX
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDEYX
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDELX
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFAX
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFCX
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFYX
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFLX
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIEAX
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIECX
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIEYX
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIELX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSAAX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSACX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSAYX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVAIX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBAAX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBACX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBAYX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBAIX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMAX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMCX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMYX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMIX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQAX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQCX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQYX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQIX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSAX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSCX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSYX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSIX
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSCGX
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCFCX
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCGYX
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCGNX
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMOAX
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMOCX
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMOYX
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMOIX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOAX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOCX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOYX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOIX
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFOAX
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFFCX
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFFYX
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFFIX